Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 260,593	$ 40,361	¥ 285,924
Restricted cash	72,189	11,181	2,970
Accounts receivable, net	55,154	8,542	39,812
Short-term investments			4,000
Other receivables	14,669	2,271	6,376
Short-term loans receivable			52,893
Amount due from related parties	721	112	1,247
Total current assets	403,326	62,467	393,222
Property and equipment, net	10,018	1,552	4,776
Intangible assets, net	1,599	248	363
Long-term prepayments	43	7	1,269
Deferred tax assets	21,588	3,344	10,909
Right-of-use assets	31,329	4,851	22,172
Total assets	467,903	72,469	432,711
Current liabilities:
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB9,037 and RMB12,863 as of June 30, 2020 and 2021, respectively)	12,299	1,905	9,037
Investors’ deposit (including consolidated VIE amount without recourse to the Company of RMB2,970 and RMB72,189 as of June 30, 2020 and 2021, respectively)	72,189	11,181	2,970
Other payables and accrued expenses (including consolidated VIE amount without recourse to the Company of RMB17,942 and RMB57,857 as of June 30, 2020 and 2021, respectively)	19,124	2,962	15,755
Lease liabilities, current (including consolidated VIE amount without recourse to the Company of RMB6,341 and RMB7,659 as of June 30, 2020 and 2021, respectively)	13,705	2,122	7,401
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB719 and RMB1,106 as of June 30, 2020 and 2021, respectively)	875	136	2,637
Other tax liabilities (including consolidated VIE amount without recourse to the Company of RMB9,300 and RMB10,940 as of June 30, 2020 and 2021, respectively)	12,100	1,874	9,300
Advance receipts (including consolidated VIE amount without recourse to the Company of RMB421 and RMB nil as of June 30, 2020 and 2021, respectively)			421
Total current liabilities	130,292	20,180	47,521
Lease liabilities, non-current (including consolidated VIE amount without recourse to the Company of RMB11,827 and RMB7,351 nil as of June 30, 2020 and 2021, respectively)	17,310	2,681	14,709
Total liabilities	147,602	22,861	62,230
Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2020 and 2021, respectively)	600	93	600
Additional paid-in capital	224,694	34,801	224,702
Statutory reserves	23,103	3,578	21,873
Retained earnings	72,714	11,262	120,314
Accumulated other comprehensive income (loss)	(810)	(126)	467
Total Puyi Inc.’s equity	320,301	49,608	367,956
Non-controlling interests			2,525
Total equity	320,301	49,608	370,481
Total liabilities and equity	¥ 467,903	$ 72,469	¥ 432,711